RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Related party transaction
Amount due from related parties	¥ 182		¥ 176		$ 26
Due to related party	95		75
Loan payment	87	$ 13	7	¥ 113
Loan from related party			103
Sheen Star
Related party transaction
Amount due from related parties	52		44
Sheen Star | Service fee
Related party transaction
Revenue from related parties	4		2
Sheen Star | Interest income
Related party transaction
Interest income from related party	8
CREATER
Related party transaction
Amount due from related parties			40
Loan payment				27
CREATER | Interest income
Related party transaction
Interest income from related party	6		10
Zhuchuang
Related party transaction
Amount due from related parties	27
Ctrip
Related party transaction
Amount due from related parties	16		34
Due to related party	33		25
Ctrip | Marketing and training fee
Related party transaction
Revenue from related parties	41		12	24
Ctrip | Commission expenses
Related party transaction
Expenses with related parties	72		61	77
Ctrip | Lease expenses
Related party transaction
Expenses with related parties	18		18
China Hospitality JV
Related party transaction
Due to related party	25		25
China Hospitality JV | Service fee
Related party transaction
Revenue from related parties	6		10
Cjia Group
Related party transaction
Amount due from related parties	16		23
Due to related party	17		7
Loan payment				85
Loan from related party			103
Cjia Group | Service fee
Related party transaction
Expenses with related parties	6
Cjia Group | Goods sold and service provided
Related party transaction
Revenue from related parties	21		30	8
Cjia Group | Sublease Income [Member]
Related party transaction
Revenue from related parties	14
Accor
Related party transaction
Amount due from related parties	1		2
Due to related party	11		8
Accor | Service fee
Related party transaction
Revenue from related parties	9		14	8
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Expenses with related parties	28		18	¥ 11
Lianquan
Related party transaction
Amount due from related parties	50
Loan payment	32
Lianquan | Sublease Income [Member]
Related party transaction
Revenue from related parties	7
Others
Related party transaction
Amount due from related parties	20		33
Due to related party	9		¥ 10
Smart Lodging
Related party transaction
Loan payment	¥ 30